Regulatory Capital (Tables)	3 Months Ended
Jan. 31, 2026
Regulatory Capital [Abstract]
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory

capital positions as at January 31, 2026

and October 31, 2025.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
January 31 October 31

2026 2025
Capital
Common Equity Tier 1 Capital $ 92,392 $ 93,579
Tier 1 Capital 103,312 104,502
Total Capital 115,065 116,866
Risk-weighted assets used in the calculation

of capital ratios
635,191 636,424
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 14.5% 14.7%
Tier 1 Capital ratio 16.3 16.4
Total Capital ratio 18.1 18.4
Leverage ratio 4.5 4.6
TLAC Ratio 31.1 31.8
TLAC Leverage Ratio 8.6 8.9